DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Extinguishment of Debt [Line Items]
Debt arrangement fees	$ 11,836	$ 11,836
Accumulated amortization	(10,600)	(10,056)
Total	1,236	1,780
Amortization of deferred charges	543	6,922	1,436
Frontline 2012 Ltd [Member]
Extinguishment of Debt [Line Items]
Amortization of deferred charges		$ 4,900